Cover Document	Oct. 03, 2024
Entity Information [Line Items]
Entity Central Index Key	0000874761
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
City Area Code	(703)
Local Phone Number	522-1315
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K/A
Document Period End Date	Oct. 03, 2024
Entity Registrant Name	THE AES CORPORATION
Entity Address, Address Line One	4300 Wilson Boulevard
Entity File Number	001-12291
Entity Tax Identification Number	54-1163725
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
Trading Symbol	AES
Entity Listing, Description	NYSE
Amendment Flag	false
Current Fiscal Year End Date	--12-31